Fair Value Measurement - Schedule of Warrant Liability at Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability	¥ 24,377	$ 3,486	¥ 68,556
Level 1 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability
Level 2 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability
Level 3 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability	¥ 24,377		¥ 68,556	¥ 3,952